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                                 AIM SUMMIT FUND

                     Supplement dated September 20, 2005 to
         the Statement of Additional Information dated February 28, 2005 as supplemented April 1, 2005, April 29, 2005 and July 1, 2005


Information pertaining to Kenneth A. Zschappel appearing under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM SUMMIT FUND" and "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM SUMMIT FUND" on pages G-1 and G-3 of the Statement of Additional Information is deleted effective September 16, 2005.